INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Fees paid for borrowings	$ 7	$ 12